Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data (Unaudited)
Schedule of quarterly results of operations

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In thousands)
Year ended December 31, 2015:
Total revenue	$3,621,062	$3,724,434	$3,624,548	$3,668,205
Operating income (loss)	506,289	553,024	461,038	532,327
Net income (loss) attributable to DISH DBS	187,932	212,113	172,154	207,936

Year ended December 31, 2014:
Total revenue	$3,510,210	$3,598,565	$3,585,372	$3,583,266
Operating income (loss)	508,270	497,196	420,459	602,406
Net income (loss) attributable to DISH DBS	190,152	190,486	155,041	289,206